Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock [Abstract]
Common Stock

9. Common Stock

In April 2010, we completed a public offering of 26 million shares of common stock at $9.75 per share. Including the underwriters' purchase of 3.9 million additional shares to cover over allotments, net proceeds from the offering, after underwriting discount and commissions, were $279.1 million. We used the net proceeds from the offering to fund our refinancing activities as discussed in Note 4 with any remaining proceeds to be used for general corporate purposes including funding acquisitions during 2010.

During the first quarter of 2010, we sold 0.9 million shares of our common stock under our at-the-market equity offering program, at an average price of $10.77 per share, for total proceeds, net of a 2% sales commission, of $9.5 million.

In November 2009, we put an at-the-market program in place, and we have the ability to sell up to $50 million of stock under that plan. During the fourth quarter of 2009, we sold 30,000 shares at an average price per share of $10.25 resulting in a proceeds, net of a 2% sales agent commission, of $0.3 million.

On January 9, 2009, we filed Articles of Amendment to our charter with the Maryland State Department of Assessments and Taxation increasing the number of authorized shares of common stock, par value $0.001 per share available for issuance from 100,000,000 to 150,000,000.

In January 2009, we completed a public offering of 12.0 million shares of our common stock at $5.40 per share. Including the underwriters' purchase of 1.3 million additional shares to cover over allotments, net proceeds from this offering, after underwriting discount and commissions, were $67.8 million. The net proceeds of this offering were generally used to repay borrowings outstanding under our revolving credit facilities.

In March 2008, we sold 12,650,000 shares of common stock at a price of $10.75 per share. After deducting underwriters commissions and offering expenses, we realized proceeds of $128.3 million.